Transition disclosures (Narrative) (Details) - GBP (£) £ in Millions	Jan. 01, 2018	Jun. 30, 2018
Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowance		£ 143
IFRSs 9 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	£ 130,200
IFRSs 9 [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment	5
IFRSs 9 [member] | Other assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment	1
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in impairment allowance	2,760
Increase (decrease) in equity	(17)
Increase (decrease) in allowance account for credit losses of financial assets, equity	£ (2,200)